Derivative Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit Risk
Number of clearing brokers, primarily utilized	3	3
Forward fixed price purchase and sale contracts | Commercial Agreement
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives		$ 46,007	$ 48,062
Liability Derivatives	55,754	38,197	34,474
Derivatives not designated as hedging instruments | Product contracts | Maximum
Derivatives not designated as either fair value hedges or cash flow hedges
Aggregate units of products in a controlled trading program	250,000	250,000
Derivatives not designated as hedging instruments | Open Forward Exchange Contracts | Foreign Denominated Sales
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives			145
Liability Derivatives		16
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	57,121	46,007	48,207
Liability Derivatives	55,754	38,213	34,474
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	6,855	30,078	15,543
Liability Derivatives	39,717	20,618	31,351
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement | Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	1,035	14,119	131
Liability Derivatives	9,019	3,625	27,604
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement | Distillates
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	2,219	2,232
Liability Derivatives	9,627	1,396	2,171
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement | Residual Oil
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	20	34	285
Liability Derivatives		990
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement | Crude Oil
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	3,546	13,693	15,127
Liability Derivatives	16,003	2,122
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement | Natural Gas
Derivatives not designated as either fair value hedges or cash flow hedges
Liability Derivatives	4,737	12,485	1,576
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Brand Fee Agreement | Propane
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	35
Liability Derivatives	331
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	50,266	15,929	32,519
Liability Derivatives	16,037	17,579	3,123
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement | Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	16,537	1,486	30,928
Liability Derivatives	77	10,709	173
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement | Distillates
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	17,063	797
Liability Derivatives	109	3,809	2,950
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement | Residual Oil
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	1,573	655
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement | Crude Oil
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	9,919	383
Liability Derivatives	15,842	3,061
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement | Natural Gas
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	4,736	12,608	1,591
Derivatives not designated as hedging instruments | Forward fixed price purchase and sale contracts | Commercial Agreement | Propane
Derivatives not designated as either fair value hedges or cash flow hedges
Asset Derivatives	438
Liability Derivatives	$ 9